Net Loss Per Share - Pro Forma Computation of Basic and Diluted Net Loss Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net loss attributable to Intrexon used to compute pro forma net loss per share, basic and diluted	$ 15,440	$ (20,490)	$ (26,776)	$ (50,937)	$ (81,874)	$ (85,280)
Denominator:
Weighted average shares outstanding, basic and diluted					5,533,690	5,240,647
Add: Shares issued upon conversion of all Series Preferred					61,368,058
Add: Shares issued upon conversion of cumulative dividends on all Series Preferred					3,153,723
Weighted average shares outstanding used in computing pro forma net loss per share, basic and diluted			83,738,320		70,055,471
Pro forma net loss attributable to Intrexon per share, basic and diluted			$ (0.32)		$ (1.17)